Segment Information, Geographic Data, and Significant Customers (Details) - Long-lived assets by geographic areas - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Segment Information, Geographic Data, and Significant Customers (Details) - Long-lived assets by geographic areas [Line Items]
Long-lived assets	$ 869,304	$ 269,618
UNITED STATES
Segment Information, Geographic Data, and Significant Customers (Details) - Long-lived assets by geographic areas [Line Items]
Long-lived assets	856,546	250,295
Europe [Member]
Segment Information, Geographic Data, and Significant Customers (Details) - Long-lived assets by geographic areas [Line Items]
Long-lived assets	$ 12,758	$ 19,323